DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2022
Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the years ended December 31, 2022, 2021 and 2020.

US$ MILLIONS	2022	2021	2020
Depreciation and amortization	$211	$236	$283
Transportation and distribution	184	162	145
Operations and maintenance	56	49	39
Compensation	59	44	34
Cost of inventory	5	8	4
Other	27	27	22
Total	$542	$526	$527